100 Summer Street Floor 7 Mail Stop SUM0703 Boston, MA 02111

April 27, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Services

RE:	Highland Funds II (the “Registrant”)

File No. 033-51308

Dear Sir or Madam:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for Highland Fixed Income Fund, Highland Tax-Exempt Fund, Highland Global Allocation Fund, Highland Premier Growth Equity Fund, Highland Small-Cap Equity Fund, Highland Total Return Fund and Highland Energy MLP Fund, each a series of the Registrant. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the Rule 497 filing submitted via EDGAR on April 7, 2017 (Accession No.: 0001193125-17-115891).

If you have any questions, please contact me at (617) 662-7193.

/s/ Karen Jacoppo-Wood
Karen Jacoppo-Wood
Vice President and Managing Counsel

cc:	D. Norris